BISYS Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

November 30, 2006

Via EDGAR
Attention: Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          ICON Funds (the “Trust”)

File Nos. 333-14927 and 811-7883

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment (“PEA”) No. 25 to the registration statement of the Trust.  This PEA is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended (“1933 Act”), and only pertains to the ICON Covered Call Fund (the “Fund”), a series of the Trust. The purpose of this filing is to: (a) change the name of the ICON Covered Call Fund to ICON Income Opportunity Fund (b) clarify the investment objective of the Fund in order to distinguish the stated objective, “modest capital appreciation using a quantitative methodology to indentify securities ICON believes are underpriced relative to value, and to maximize realized gain,” from the investment strategy, by deleting the type of securities that will be purchased to “maximize realized gain” thereby eliminating any ambiguity and (c) make additional non-material changes to the Fund as may be appropriate.

The Trust intends to file a subsequent PEA on or before the effective date of this PEA pursuant to Rule 485(b) under the 1933 Act to include the other funds in the Trust for its annual update, include additional exhibits, include any disclosures to respond to comments that may be provided by the staff of the Commission and make other non-material changes.

Please direct any questions or comments with respect to this PEA to the undersigned at (617) 824-1214.

Sincerely,

/s/Michael P. Lawlor

Michael P. Lawlor
Assistant Counsel
BISYS Fund Services,
Sub-Administrator to the Trust

Enclosure

cc:	Donald Salcito, Esq (ICON)
Charles W. Lutter, Esq.